Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,188,445	$ 926,061
Amounts receivable	1,593,345	4,337,825
Prepaid expenses and deposits	603,435	962,812
Assets held for sale	1,479,429
Total current assets	4,864,654	6,226,698
Oil and gas properties, net	52,654,100	30,049,794
Property and equipment, net	720,550	741,727
Long-term deposits	371,124
Total assets	58,610,428	37,018,219
Current liabilities:
Accounts payable and accrued liabilities	14,065,019	10,600,080
RSU obligation	18,398	295,747
Loans payable	3,464,450	145,866
Convertible debt – accrued interest	227,092
Lease liability	19,637	4,057
Total current liabilities	17,794,596	11,045,750
Asset retirement obligation	6,247,027	5,316,470
Loans payable		20,689
Convertible debt	10,102,627
Lease liabilities	122,058	4,552
Derivative liability		4,827
Deferred tax liability	2,131,548
Total liabilities	36,397,856	16,392,288
Stockholders’ equity:
Share capital	74,586,724	64,750,270
Notes and amounts receivable for equity issued	(113,309)	(1,062,062)
Warrant and option reserve	6,239,370	5,682,869
Shares to be cancelled	7,645	7,645
Obligation to issue shares	396,177	94,210
Accumulated other comprehensive loss	(12,964,837)	(4,009,997)
Accumulated deficit	(45,939,198)	(44,837,004)
Total stockholders’ equity	22,212,572	20,625,931
Total liabilities and stockholders’ equity	$ 58,610,428	$ 37,018,219